Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other Expense, Net

Other expense, net consists of:

	2017	2016
North America [a]
Restructuring charges	$15	$—
Pension settlement	—	13

	15	13

Europe [b]
Impairment of long-lived assets	64	—
Impairment of investment	17	—
Restructuring charges	14	17

	95	17

Asia [c]
Gain on formation of a new venture	(45)	—

Corporate and Other [d]
Gain on sale of investment	(26)	—

	$39	$30

[a]	North America

For the year ended December 31, 2017

During 2017, the Company recorded net restructuring charges of $15 million [$11 million after tax] in North America for one of its body and chassis systems operations.

For the year ended December 31, 2016

During 2016, the Company offered a limited lump-sum payout to certain terminated vested plan participants of its U.S. defined benefit pension plans. As a result of the partial settlement, the Company recognized a $13 million [$9 million after tax] non-cash settlement charge.

[b]	Europe

For the year ended December 31, 2017

During 2017, the Company recorded fixed asset impairment charges of $64 million [$64 million after tax] in Europe related to its body and chassis systems facilities.

During 2017, the Company recorded an impairment charge of $17 million [$17 million after tax] on one of its European investments, which was accounted for under the equity method.

During 2017, the Company recorded net restructuring charges of $14 million [$14 million after tax] in Germany at a powertrain systems facility.

For the year ended December 31, 2016

During 2016, the Company recorded net restructuring charges of $17 million [$17 million after tax] in Germany at a powertrain systems facility.

[c]	Asia

For the year ended December 31, 2017

During 2017, the Company formed a new venture in China with Hubei Aviation Precision Machinery Co., Ltd. The transaction resulted in a gain of $45 million [$34 million after tax] [note 8].

[d]	Corporate and Other

For the year ended December 31, 2017

During 2017, the Company’s investment in Argus Cyber Security Ltd. was sold for proceeds of $33 million. A gain of $26 million [$26 million after tax] was recognized on the sale of the investment, which was accounted for under the cost method.